Description of Business and Summary of Significant Accounting Policies Classification of financial assets and liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	€ 17,461	€ 18,207
Financial liabilities	24,646	23,854
Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	24,646	23,854
Borrowings
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	14,002	5,850
Borrowings | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	14,002	5,850
Trade payables
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	10,177	11,489
Trade payables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	10,177	11,489
Other liabilities
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	313	6,515
Other liabilities | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	313	6,515
Other current financial liabilities
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	442	6,515
Other current financial liabilities | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	442	6,515
Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	17,391	18,207
Deposits
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	21	20
Deposits | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	21	20
Other receivables
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	3	3
Other receivables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	3	3
Other non-current financial assets
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	94	23
Other non-current financial assets | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	24	23
Trade receivables
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	6,589	6,814
Trade receivables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	6,589	6,814
Deposits
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	2,026	2,099
Deposits | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	2,026	2,099
Other receivables
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	699	1,057
Other receivables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	699	1,057
Other current financial assets
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	2,725	3,156
Other current financial assets | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	2,725	3,156
Cash and cash equivalents
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	8,053	8,214
Cash and cash equivalents | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	€ 8,053	€ 8,214